Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2018	2017	2016
Current tax expense:
Federal	$13,897	$26,510	20,904
State	1,756	2,221	1,524
Total current tax expense	15,653	28,731	22,428
Enactment of Federal Tax Reform	-	5,054	-
Deferred tax (benefit) expense	2,556	(183)	3,261
Total income tax expense	$18,209	$33,602	25,689

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017, are as follows:

	December 31,
(dollars in thousands)	2018	2017
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(5,204)	$(4,087)
Difference in reporting the allowance for loan losses, net	12,082	12,002
Other income or expense not yet reported for tax purposes	(210)	(327)
Depreciable assets	(1,961)	(325)
Net deferred tax asset at end of year	4,707	7,263
Net deferred tax asset at beginning of year	7,263	12,134
Enactment of Federal Tax Reform	-	5,054
Deferred tax expense	$2,556	$(183)

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the years ended December 31,
	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.1)	(0.1)	(0.1)
State income tax, net of federal tax benefit	2.4	1.6	1.8
Enactment of Federal Tax Reform	-	6.6	-
Other items	(0.4)	0.7	0.9
Effective income tax rate	22.9%	43.8	37.6